Schedule of advance to suppliers (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Advance To Suppliers Net
Advance payment for auto parts and accessories, net	$ 6,755	$ 5,439
Advance payment for parallel import cars		1,074
Total	$ 6,755	$ 6,513